2 Concessions and Authorizations (Details 2) - Copel geracao e transmissao s.a. [member] - Concession contracts [member]	12 Months Ended
	Dec. 31, 2020
Generation concession 001/2007 - HPP gov. jayme canet junior (maua) [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	51.00%
Maturity date	Feb. 07, 2042
Generation concession 001/2011 - HPP colider [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 17, 2046
Ordinance 133/2011 - SHP cavernoso II [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Feb. 28, 2046
Generation concession 002/2012 - HPP baixo Iguacu [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	30.00%
Maturity date	Oct. 30, 2049
HPP apucaraninha [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Oct. 12, 2025
HPP chamine [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 16, 2026
HPP derivacao do rio jordao [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Nov. 15, 2029
HPP cavernoso [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 07, 2031
TPP figueira [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Mar. 27, 2019
HPP sao jorge [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Dec. 05, 2024
HPP gov. ney aminthas de barros braga (segredo) [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Nov. 16, 2029
HPP gov. jose richa (salto caxias) [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 05, 2030
Generation concession 001/2020 UHE guaricana [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 16, 2026
Authorization 278/1999 - WPP palmas [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Sep. 29, 2029
HGP salto do vau (only register with ANEEL) [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Generation concession 003/2016 - HPP gov. pedro viriato parigot de souza (GPS) [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2046
HPP marumbi - power generating plant registration: CGH. PH. PR. 001501-6.02 [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Authorization aneel 5,373/2015 - HGP chopim i (only register with ANEEL) [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
UEG Araucaria [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	60.90%
Maturity date	Dec. 23, 2029
Nova asa branca i [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 25, 2046
Nova asa branca ii [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 31, 2046
Nova asa branca iii [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 31, 2046
Nova eurus iv [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 27, 2046
Santa maria [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 08, 2047
Santa helena [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 09, 2047
Ventos de santo uriel [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 09, 2047
GE boa vista [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 28, 2046
GE farol [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 20, 2046
GE olho d agua [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jun. 01, 2046
GE sao bento do norte [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 19, 2046
Esperanca do nordeste [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 11, 2050
Paraiso dos ventos do nordeste [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 11, 2050
Usina de energia eolica jangada [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2042
Maria helena [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2042
Usina de energia eolica potiguar [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 11, 2050
Usina de energia eolica guajiru [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2042
Usina de energia eolica cutia [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2042
Sao bento do norte i [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao bento do norte ii [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao bento do norte iii [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao miguel i [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao migueI ii [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao migueI ii [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Foz do chopim [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	35.77%
Maturity date	Apr. 24, 2030
SHP bela vista [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Maturity date	Jan. 02, 2041	[1]
F.D.A. geracao de energia eletrica [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Sep. 17, 2023
Jandaira i energias renovaveis [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Maturity date	Apr. 02, 2055	[1]
Jandaira ii energias renovaveis [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Maturity date	Apr. 02, 2055	[1]
Jandaira iii energias renovaveis [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Maturity date	Apr. 02, 2055	[1]
Jandaira iv energias renovaveis [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Maturity date	Apr. 02, 2055	[1]
Contract 060/2001 - transmission facilities (sundry transmission lines and substations) - extended by the 3rd addendum [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 01, 2043
Next tariff review	2023
Contract 075/2001 - transmission line 230 kV bateias - jaguariaiva [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[2]
Maturity date	Aug. 17, 2031	[2]
Contract 006/2008 - transmission line 230 kV bateias - pilarzinho [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Mar. 17, 2038
Next tariff review	2023
Contract 027/2009 - transmission line 525 kV foz do Iguacu - cascavel oeste [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Nov. 19, 2039
Next tariff review	2025
Contract 010/2010 - transmission line 500 kV araraquara ii - taubate [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Oct. 06, 2040
Next tariff review	2021
Contract 015/2010 - substation cerquilho iii 230/138 kV [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Oct. 06, 2040
Next tariff review	2021
Contract 022/2012 - transmission line 230 kV londrina - figueira and transmission line 230 kV foz do chopim - salto osorio [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 27, 2042
Next tariff review	2023
Contract 002/2013 - transmission line 230 kV assis - paraguacu paulista ii e substation paraguacu paulista ii 230 kV [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Feb. 25, 2043
Next tariff review	2023
Contract 005/2014 - transmission line 230 kV bateias - curitiba norte e substation curitiba norte 230/138 kV [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 29, 2044
Next tariff review	2024
Contract 021/2014 - transmission line 230 kV foz do chopim - realeza e substation realeza 230/138 kV [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Sep. 05, 2044
Next tariff review	2025
Contract 022/2014 - transmission line 500 kV assis - londrina [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Sep. 05, 2044
Next tariff review	2025
Contract 006/2016 - transmission line 525kV curitiba leste - blumenau [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[3]
Maturity date	Apr. 07, 2046	[3]
Next tariff review	2021	[3]
Costa oeste transmissora [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 12, 2042
Next tariff review	2022
Caiua transmissora [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	May 10, 2042
Next tariff review	2022
Marumbi transmissora [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 10, 2042
Next tariff review	2022
Integracao maranhense [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	May 10, 2042
Next tariff review	2022
Matrincha transmissora [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	May 10, 2042
Next tariff review	2022
Guaraciaba transmissora [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	May 10, 2042
Next tariff review	2022
Paranaiba transmissora [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	24.50%
Maturity date	May 02, 2043
Next tariff review	2023
Mata de santa genebra [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	50.10%
Maturity date	May 14, 2044
Next tariff review	2024
Cantareira transmissora [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	Sep. 05, 2044
Next tariff review	2025
Uirapuru Transmissora [member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[2]
Maturity date	Mar. 04, 2035	[2]

[1]	Building under construction.
[2]	Do not undergo tariff review and RAP reduces to 50% in the 16th year
[3]	Beginning of commercial operation on April 1, 2021